DISPOSAL OF REMOTE TANK MONITORING BUSINESS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Divestiture of Businesses	$ 5,000	$ 0	$ 0
Loss on disposal of iTank business (note 5(a))	2,064	$ 0	$ 0
iTank Remote Monitoring Business [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Divestiture of Businesses	6,000
Cash consideration received in business disposal	5,000
Cash consideration held in escrow	1,000
Amount in escrow, held with contingency	800
Remaining escrow, held to secure purchaser right of indemnification	200
Loss on disposal of iTank business (note 5(a))	2,100
Transaction related costs	200
Goodwill de-recognized in disposal	$ 2,100